Balances and Transactions with Related Parties (Details) - Affiliated Entity [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due from related parties	$ 133	$ 681
Purchases from related parties		15	$ 3
Interest (expense) from Parent	$ 10	$ 22	$ (28)
Interest rate, related party	5.50%	5.50%	5.50%